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Alliance
Treasury
Reserves

                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000

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

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)                         Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------

            U.S. GOVERNMENT
            OBLIGATIONS - 68.2%
            U.S. TREASURY
            BILLS - 52.0%
$   30,000  2/15/01.................      5.77%            $  29,785,500
    10,000  3/08/01.................      5.77                 9,895,408
    15,000  3/29/01.................      5.77                14,793,738
    20,000  2/15/01.................      5.78                19,856,000
    20,000  3/29/01.................      5.78                19,724,742
    40,000  3/01/01.................      5.82                39,623,056
    10,000  4/05/01.................      5.84                 9,850,644
    20,000  2/22/01.................      5.85                19,832,733
    15,000  3/01/01.................      6.08                14,852,746
    10,000  2/08/01.................      6.14                 9,936,033
    15,000  2/15/01.................      6.14                14,886,469
    10,000  3/29/01.................      6.16                 9,855,242
    10,000  3/01/01.................      6.17                 9,900,478
    10,000  3/22/01.................      6.18                 9,866,222
    10,000  3/15/01.................      6.20                 9,877,117
    32,000  3/01/01.................      6.21                31,681,374
    22,000  3/29/01.................      6.21                21,678,076
    16,000  3/08/01.................      6.23                15,820,480
    25,000  3/15/01.................      6.24                24,690,257
    20,000  2/15/01.................      6.25                19,846,000
    10,000  3/01/01.................      6.25                 9,899,454
    15,000  2/22/01.................      6.26                14,866,425
    10,000  2/01/01.................      6.27                 9,946,869
     6,000  2/15/01.................      6.27                 5,953,688
    10,000  2/01/01.................      6.29                 9,946,654
    23,000  2/15/01.................      6.29                22,822,109
                                                           -------------
                                                             429,687,514
                                                           -------------
            U.S. TREASURY
            NOTES - 16.2%
    45,000  5.00%, 2/28/01..........      6.25                44,906,209
    10,000  5.25%, 5/31/01..........      6.24                 9,957,825
    54,000  5.63%, 2/28/01..........      6.20                53,936,670
    10,000  6.50%, 5/31/01..........      6.23                10,008,005
    15,000  7.75%, 2/15/01..........      5.80                15,030,605
                                                           -------------
                                                             133,839,314
                                                           -------------
            Total U.S. Government
            Obligations
            (amortized cost
            $563,526,828)...........                         563,526,828
                                                           -------------

            REPURCHASE
            AGREEMENTS - 31.4%
    18,000  Barclays de Zoete
            Wedd Securities, Inc.
            6.30%, dated 12/19/00,
            due 1/30/01 in the
            amount of $18,132,300
            (cost $18,000,000;
            collateralized by
            $18,785,000 U.S.
            Treasury Bond,
            5.25%, 2/15/29,
            value $18,386,329) (a)..      6.30%            $  18,000,000
    20,000  Bear Stearns & Co.
            6.30%, dated 12/21/00,
            due 1/29/01 in the
            amount of $20,136,500
            (cost $20,000,000;
            collateralized by
            $19,810,000 U.S.
            Treasury Note,
            5.375%, 6/30/03,
            value $20,415,000) (a)..      6.30                20,000,000
    10,000  Bear Stearns & Co.
            6.35%, dated 12/19/00,
            due 1/29/01 in the
            amount of $10,072,319
            (cost $10,000,000;
            collateralized by
            $10,045,000 U.S.
            Treasury Note,
            5.50%, 3/31/03,
            value $10,208,000) (a)..      6.35                10,000,000
    35,000  Goldman Sachs & Co.
            6.31%, dated 12/21/00,
            due 1/25/01 in the
            amount of $35,214,715
            (cost $35,000,000;
            collateralized by
            $34,770,000 U.S.
            Treasury Note,
            6.00%, 9/30/02,
            value $35,700,984) (a)..      6.31                35,000,000

STATEMENT OF NET ASSETS (continued)                   Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
$   25,000  Greenwich Funding Corp.
            5.95%, dated 12/29/00,
            due 1/02/01 in the
            amount of $25,016,528
            (cost $25,000,000;
            collateralized by
            $23,786,000 U.S.
            Treasury Note,
            7.25%, 5/15/04,
            value $25,523,000) (a)..      5.95%            $  25,000,000
    30,000  Morgan Stanley
            Dean Witter
            6.20%, dated 12/28/00,
            due 2/26/01 in the
            amount of $30,310,000
            (cost $30,000,000;
            collateralized by
            $30,780,000 U.S.
            Treasury Bill,
            0.0%, 1/04/01,
            value $30,758,454) (a)..      6.20                30,000,000
    10,000  Paribas Corp.
            6.20%, dated 12/27/00,
            due 2/26/01 in the
            amount of $10,105,056
            (cost $10,000,000;
            collateralized by $26,000
            U.S. Treasury Note,
            6.50%, 8/15/05, value
            $28,089, $9,362,000
            U.S. Treasury Bond,
            3.875%, 4/15/29, value
            $10,161,483, $20,000
            U.S. Treasury Bond,
            3.625%, 4/15/28,
            value $10,210,727) (a)..      6.20                10,000,000
    25,000  Paribas Corp.
            6.23%, dated 12/26/00,
            due 2/26/01 in the
            amount of $25,268,236
            (cost $25,000,000;
            collateralized by $2,000
            U.S. Treasury Note,
            5.25%, 8/15/03, value
            $2,042, $24,112,000
            U.S. Treasury Bond,
            3.625%, 4/15/28,
            value $25,503,601) (a)..      6.23%            $  25,000,000
    35,000  Salomon Smith
            Barney, Inc.
            6.22%, dated 12/27/00,
            due 2/27/01 in the
            amount of $35,374,928
            (cost $35,000,000;
            collateralized by
            $26,365,000 U.S.
            Treasury Bond,
            8.75%, 5/15/17,
            value $35,714,803) (a)..      6.22                35,000,000
    41,000  State Street Bank and
            Trust Co.
            5.95%, dated 12/29/00,
            due 1/02/01 in the
            amount of $41,027,106
            (cost $41,000,000;
            collateralized by
            $41,380,000 U.S.
            Treasury Note,
            5.50%, 3/31/03,
            value $42,233,669)......      5.95                41,000,000
    10,000  UBS Finance, Inc.
            5.98%, dated 12/29/00,
            due 1/02/01 in the
            amount of $10,006,644
            (cost $10,000,000;
            collateralized by
            $7,809,000 U.S.
            Treasury Note,
            7.875%, 2/15/21,
            value $10,211,000)......      5.98                10,000,000
                                                           -------------
            Total Repurchase
            Agreements
            (amortized cost
            $259,000,000)...........                         259,000,000
                                                           -------------

                                                      Alliance Treasury Reserves
================================================================================

                                                                   Value
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            TOTAL
            INVESTMENTS - 99.6%
            (amortized cost
            $822,526,828)...........                       $ 822,526,828
            Other assets less
            liabilities - 0.4%......                           3,408,794
                                                           -------------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            825,887,721 shares
            outstanding)............                       $ 825,935,622
                                                           =============

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(a)   Repurchase agreements which are terminable within 7 days.

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000 (unaudited)        Alliance Treasury Reserves
================================================================================

INVESTMENT INCOME
   Interest ..................................................                  $24,465,476
EXPENSES
   Advisory fee (Note B) .....................................   $ 1,954,031
   Distribution assistance and administrative service (Note C)     1,571,115
   Transfer agency (Note B) ..................................       215,518
   Custodian fees ............................................        93,874
   Registration fees .........................................        61,309
   Printing ..................................................        40,353
   Audit and legal fees ......................................        15,093
   Trustees' fees ............................................         6,037
   Miscellaneous .............................................         3,279
                                                                 -----------
   Total expenses ............................................     3,960,609
   Less: expense reimbursement ...............................       (52,548)
                                                                 -----------
   Net expenses ..............................................                    3,908,061
                                                                                -----------
   Net investment income .....................................                   20,557,415
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..............                        3,769
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $20,561,184
                                                                                ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                               Six Months Ended    Year Ended
                                               December 31, 2000    June 30,
                                                  (unaudited)         2000
                                               =================  =============

INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................  $  20,557,415    $  36,506,629
   Net realized gain on investment transactions          3,769           35,186
                                                 -------------    -------------
   Net increase in net assets from operations .     20,561,184       36,541,815
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ......................    (20,557,415)     (36,506,629)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ...........     40,142,347      (25,997,606)
                                                 -------------    -------------
   Total increase (decrease) ..................     40,146,116      (25,962,420)
NET ASSETS
   Beginning of period ........................    785,789,506      811,751,926
                                                 -------------    -------------
   End of period ..............................  $ 825,935,622    $ 785,789,506
                                                 =============    =============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)                         Alliance Treasury Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy to take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2000, the reimbursement amounted to $52,548.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $101,164 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $3,906 under an expense offset arrangement with Alliance Fund Services, Inc.

                                                      Alliance Treasury Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $977,015. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $594,100, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At December 31, 2000, the Portfolio had accumulated undistributed net realized gains of $47,775.

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NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2000, capital paid-in aggregated $825,887,721. Transactions, all at $1.00 per share, were as follows:

                                             Six Months Ended      Year Ended
                                             December 31, 2000      June 30,
                                                (unaudited)           2000
                                             =================   ==============

Shares sold ................................    1,174,865,920     2,971,684,193
Shares issued on reinvestments of dividends        20,557,415        36,506,629
Shares redeemed ............................   (1,155,280,988)   (3,034,188,428)
                                               --------------    --------------
Net increase (decrease) ....................       40,142,347       (25,997,606)
                                               ==============    ==============

FINANCIAL HIGHLIGHTS                                  Alliance Treasury Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                          Six Months
                                             Ended
                                         December 31,                             Year Ended June 30,
                                             2000            =================================================================
                                          (unaudited)          2000        1999           1998           1997           1996
                                         ============        ========    ========       ========       ========       ========
Net asset value, beginning of period ...   $   1.00          $   1.00    $   1.00       $   1.00       $   1.00       $   1.00
                                           --------          --------    --------       --------       --------       --------
Income from Investment Operations
Net investment income ..................       .027(a)           .044        .039(a)        .045(a)        .044(a)        .047(a)
                                           --------          --------    --------       --------       --------       --------
Less: Dividends
Dividends from net investment income ...      (.027)            (.044)      (.039)         (.045)         (.044)         (.047)
                                           --------          --------    --------       --------       --------       --------
Net asset value, end of period .........   $   1.00          $   1.00    $   1.00       $   1.00       $   1.00       $   1.00
                                           ========          ========    ========       ========       ========       ========
Total Return
Total investment return based on net
   asset value (b) .....................       2.69%             4.47%       3.96%          4.63%          4.53%          4.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)   $825,936          $785,790    $811,752       $740,056       $704,084       $700,558
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ....................       1.00%(c)          1.00%       1.00%           .95%           .85%           .81%
   Expenses, before waivers and
     reimbursements ....................       1.01%(c)          1.00%       1.02%          1.01%          1.00%          1.05%
   Net investment income ...............       5.26%(a)(c)       4.38%       3.88%(a)       4.53%(a)       4.43%(a)       4.64%(a)

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(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                                      Alliance Treasury Reserves
================================================================================

Alliance Treasury Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
Joseph F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
John Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.


8

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Alliance Treasury Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Treasury Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |9| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

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